Fixed Income Securities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fixed income securities
Disclosure of financial assets [line items]
Fixed income securities	$ 98.4	$ 87.7
Fixed income securities (unpledged)
Disclosure of financial assets [line items]
Fixed income securities	16.0	87.7
Fixed income securities (pledged)
Disclosure of financial assets [line items]
Fixed income securities	$ 82.4	$ 0.0